February 13, 2009	Mark C. Amorosi
D 202.778.9351
F 202.778.9100
mark.amorosi@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A

(File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of EQ Advisors Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 61 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The Prospectuses, with the exception of the Crossings Allocation Portfolios’ Prospectus, and the Statement of Additional Information contained in the Post-Effective Amendment, are marked to show changes from Post-Effective Amendment No. 58 to the Trust’s Registration Statement, which was filed with the U.S. Securities and Exchange Commission (“SEC”) on April 1, 2008. The Crossings Allocation Portfolios’ Prospectus is marked to show changes from Post-Effective Amendment No. 56, which was filed with the SEC on December 27, 2007. The Part C contained in the Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 60, which was filed with the SEC on January 30, 2009. The Post-Effective Amendment is being filed to update the Trust’s Registration Statement, to include information regarding updated investment policies for certain Portfolios and a new sub-adviser(s) for certain Portfolios, to include new exhibits and other information not previously filed and to make other minor clarifying, updating and stylistic changes.

The Post-Effective Amendment is scheduled to become effective on April 14, 2009. We would therefore appreciate receiving any comments by March 30, 2009. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

U.S. Securities and Exchange Commission

If you have any questions or comments concerning the foregoing, please do not hesitate to contact Andrea Ottomanelli Magovern at (202) 778-9178 or me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

William MacGregor, Esq.

AXA Equitable Life Insurance Company

Clifford J. Alexander, Esq.

Andrea Ottomanelli Magovern, Esq.

K&L Gates LLP